OTHER LIABILITIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities
Opening balance	R$ 4,596,412	R$ 4,661,486
Remeasurement and new contracts	84,772	1,064,802
Payments	(1,665,781)	(1,916,000)
Appropriation of financial charges	592,154	804,378
Foreign exchange variation	11,836	(18,254)
Closing balance	R$ 3,619,393	R$ 4,596,412